UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 3/31

Date of reporting period: 6/30/17

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of June 30, 2017 (Unaudited)

Deutsche Central Cash Management Government Fund

	Principal Amount ($)	Value ($)
Government & Agency Obligations 66.2%
U.S. Government Sponsored Agencies 61.5%
Federal Farm Credit Bank:
0.953% **, 10/5/2017	7,500,000	7,481,200
1.101% *, 7/23/2018	3,500,000	3,499,843
1.117% *, 8/20/2018	5,000,000	5,014,435
1.192% *, 4/20/2018	5,000,000	4,999,787
1.239% *, 1/17/2018	10,000,000	10,011,724
1.25% *, 8/27/2018	5,000,000	4,999,550
1.259% *, 3/8/2018	10,000,000	9,999,646
1.264% *, 8/29/2017	8,000,000	8,001,007
1.324% *, 9/21/2017	4,500,000	4,500,000
1.366% *, 2/23/2018	12,000,000	11,998,423
Federal Home Loan Bank:
0.791% **, 11/8/2017	1,500,000	1,495,775
0.862% **, 8/4/2017	5,000,000	4,995,986
0.867% **, 7/21/2017	4,800,000	4,797,720
0.881% *, 2/1/2018	15,500,000	15,500,000
0.909% *, 8/14/2017	13,750,000	13,750,000
0.92% *, 5/2/2018	4,320,000	4,318,492
0.923% **, 9/22/2017	14,600,000	14,569,368
0.929% *, 2/8/2018	5,500,000	5,499,822
0.933% **, 10/4/2017	7,000,000	6,983,006
0.953% **, 10/31/2017	5,000,000	4,984,072
0.968% **, 10/13/2017	12,800,000	12,764,686
0.968% **, 10/20/2017	15,000,000	14,955,832
0.986% *, 8/22/2017	6,000,000	5,999,921
0.994% *, 7/18/2017	9,000,000	9,000,000
1.004% **, 10/20/2017	4,350,000	4,336,722
1.064% *, 3/8/2018	10,250,000	10,250,000
1.086% *, 10/25/2017	8,000,000	8,000,000
1.095% **, 10/27/2017	7,000,000	6,975,220
1.17% *, 8/28/2017	15,000,000	14,999,760
Federal Home Loan Mortgage Corp.:
0.862% **, 8/24/2017	24,500,000	24,468,762
0.892% **, 9/18/2017	5,000,000	4,990,344
0.903% *, 7/24/2018	5,000,000	5,000,000
0.905% *, 8/10/2018	7,500,000	7,500,000
0.905% *, 10/10/2018	10,000,000	10,000,000
0.913% **, 9/15/2017	5,000,000	4,990,500
0.937% *, 12/22/2017	6,000,000	6,000,000
0.972% *, 2/22/2018	5,000,000	5,000,000
0.982% *, 11/16/2017	10,000,000	10,000,000
1.004% **, 10/10/2017	8,000,000	7,977,780
1.014% **, 10/23/2017	18,500,000	18,441,417
1.2% *, 12/21/2017	20,000,000	20,000,000
1.239% *, 3/8/2018	10,000,000	10,000,000
1.344% *, 7/21/2017	15,000,000	14,999,915
Federal National Mortgage Association:
0.875%, 10/26/2017	5,000,000	5,001,435
1.128% *, 1/11/2018	14,000,000	14,023,732
1.232% *, 7/20/2017	5,000,000	4,999,987
Financing Corp.:
Series 4P, 0.794% **, 10/6/2017	7,940,000	7,923,236
Series B-P, 0.794% **, 10/6/2017	8,975,000	8,956,051
Series A-P, 0.886% **, 10/6/2017	2,060,000	2,055,148
		427,010,304
U.S. Treasury Obligations 4.7%
U.S. Treasury Bill, 1.029% **, 11/9/2017	2,500,000	2,490,766
U.S. Treasury Floating Rate Notes:
1.073% *, 4/30/2019	5,000,000	5,001,830
1.08% *, 7/31/2017	25,000,000	25,002,677
		32,495,273
Total Government & Agency Obligations (Cost $459,505,577)		459,505,577
Repurchase Agreements 36.1%
BNP Paribas, 1.08%, dated 6/30/2017, to be repurchased at $10,000,900 on 7/3/2017 (a)	10,000,000	10,000,000
Citigroup Global Markets, Inc., 1.08%, dated 6/30/2017, to be repurchased at $98,008,820 on 7/3/2017 (b)	98,000,000	98,000,000
JPMorgan Securities, Inc., 1.1%, dated 6/30/2017, to be repurchased at $50,004,583 on 7/3/2017 (c)	50,000,000	50,000,000
Nomura Securities International, 1.13%, dated 6/30/2017, to be repurchased at $80,007,533 on 7/3/2017 (d)	80,000,000	80,000,000
Wells Fargo Securities LLC, 1.1%, dated 6/30/2017, to be repurchased at $13,001,192 on 7/3/2017 (e)	13,000,000	13,000,000
Total Repurchase Agreements (Cost $251,000,000)		251,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $710,505,577) †	102.3	710,505,577
Other Assets and Liabilities, Net	(2.3)	(15,780,555)
Net Assets	100.0	694,725,022

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
†	The cost for federal income tax purposes was $710,505,577.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2017.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
100	U.S. Treasury Bill	-	7/20/2017	100
2,706,000	U.S. Treasury Bond	3.625	2/15/2044	3,167,829
6,992,800	U.S. Treasury Note	2.0	11/30/2022	7,032,095
Total Collateral Value				10,200,024

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
83,423,700	U.S. Treasury Bond	3.0	5/15/2042	87,060,139
13,451,000	U.S. Treasury Note	1.625	2/15/2026	12,899,914
Total Collateral Value				99,960,053

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
48,821,737	Federal National Mortgage Association	3.5-4.0	12/1/2046-5/1/2047	50,941,505
58,990	Government National Mortgage Association	4.0	2/20/2047	62,383
Total Collateral Value				51,003,888

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,629,472	Federal Home Loan Mortgage Corp.	3.0-7.5	5/1/2018-12/1/2046	1,696,902
54,171,351	Federal National Mortgage Association	2.5-4.0	12/1/2026-5/1/2047	55,388,567
23,142,884	Government National Mortgage Association	3.0-6.5	11/20/2033-5/20/2047	24,514,531
Total Collateral Value				81,600,000

(e)	Collateralized by $12,845,857 Federal National Mortgage Association, 3.5%, maturing on 5/1/2047 with a value of $13,260,001.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (f)	$—	$459,505,577	$—	$459,505,577
Repurchase Agreements		251,000,000		251,000,000
Total	$—	$710,505,577	$—	$710,505,577

There have been no transfers between fair value measurement levels during the period ended June 30, 2017. (f) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Central Cash Management Government Fund, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2017